INVESTMENT IN EQUITY INSTRUMENTS	12 Months Ended
Nov. 30, 2021
Investment In Equity Instruments
INVESTMENT IN EQUITY INSTRUMENTS

10.  INVESTMENT IN EQUITY INSTRUMENTS

Until February 28, 2019, the Company accounted for the investment in Waterproof using the equity method of accounting resulting in a carrying value of $445,987. At March 1, 2019, however, the Company no longer exerted significant influence over Waterproof’s operating activities resulting in the investment being reclassified as FVTPL.

The fair value as at March 1, 2019 was determined to be $1,252,525 resulting in a gain of $806,538 on derecognition from the equity accounting carrying value.

On October 18, 2021, the Company settled a lawsuit with the other shareholders of Waterproof whereby the Company transferred its 49% interest in Waterproof to the other shareholders for $666,683 (CAD$825,000) resulting in the Company recording a loss on disposal of investment of $3,438,560 (Note 29).

As at October 18, 2021, the value of Waterproof’s common shares was estimated to be $4,105,243 (November 30, 2020 - $2,966,110) resulting in an unrealized gain on equity instruments of $1,139,133 (November 30, 2020 - $1,798,739; November 30, 2019 - $721,384).

The following table is a reconciliation of the investment in Waterproof:

	2021	2020
	$	$
Balance, beginning of year	2,966,110	1,167,371
Change in fair value	1,139,133	1,798,739
Disposal of investment	(4,105,243)	—
Balance, end of year	—	2,966,110